UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3-31-2007

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Frontier Investment Mgmt. Co.
Address:  8401 N. Central Expressway
          Suite 645
          Dallas, TX 75225

Form 13F File Number: 028-11060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard G. Sowden
Title:    Treasurer
Phone:    972-934-2590

Signature, Place, and Date of Signing:

     /s/ Richard G. Sowden           Dallas, TX                05/14/07
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          112

Form 13F Information Table Value Total:  $   258,063
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

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                COLUMN 1             COLUMN 2         COLUMN 3     COLUMN 4      COLUMN 5     COLUMN 6      COLUMN 7      COLUMN 8
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             NAME OF ISSUER       TITLE OF CLASS       CUSIP        VALUE        QUANTITY     DISCRETION      OTHER        VOTING
                                                                                                             MANAGERS     AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
A T & T Corp                        COM              00206R102     1,315,202     33,355 SHRS    SOLE            N/A         SOLE
Abbott Labs                         COM              002824100       362,700      6,500 SHRS    SOLE            N/A         SOLE
Advanced Micro Devices              COM              007903107       195,900     15,000 SHRS    SOLE            N/A         SOLE
Advantage Energy Income Fund        COM              00762L101       110,094     10,720 SHRS    SOLE            N/A         SOLE
Alcatel Lucent                      COM              013904305       477,824     40,425 SHRS    SOLE            N/A         SOLE
Altria Group Inc                    COM              02209S103     1,650,828     18,800 SHRS    SOLE            N/A         SOLE
American Standard Cos               COM              029712106     4,789,671     90,337 SHRS    SOLE            N/A         SOLE
Anheuser Busch Co Inc               COM              035229103     6,639,984    131,589 SHRS    SOLE            N/A         SOLE
Apple Computer Inc                  COM              037833100       221,683      2,386 SHRS    SOLE            N/A         SOLE
Arch Capital Group Ltd              COM              G0450A105     4,609,018     67,571 SHRS    SOLE            N/A         SOLE
Bank of America Corp                COM              060505104       297,855      5,838 SHRS    SOLE            N/A         SOLE
Berkshire Hathaway Cl A             COM              084670108       762,930          7 SHRS    SOLE            N/A         SOLE
Berkshire Hathaway Cl B             COM              084670207     8,692,320      2,388 SHRS    SOLE            N/A         SOLE
Blackrock Ehncd Div Inc             COM              09251A104       297,200     20,000 SHRS    SOLE            N/A         SOLE
Blockbusters Inc Cl A               COM              093679108        64,400     10,000 SHRS    SOLE            N/A         SOLE
Borders Group Inc                   COM              009709107     4,440,533    217,460 SHRS    SOLE            N/A         SOLE
BP Plc                              COM              055622104       323,750      5,000 SHRS    SOLE            N/A         SOLE
Burlington Northern Santa Fe        COM              12189T104     2,919,950     36,304 SHRS    SOLE            N/A         SOLE
Capitalsource Inc                   COM              14055X102     1,215,538     48,370 SHRS    SOLE            N/A         SOLE
Carmax Inc                          COM              143130102     6,084,202    247,930 SHRS    SOLE            N/A         SOLE
Chaparral Steel Co                  COM              159423102     3,257,753     56,004 SHRS    SOLE            N/A         SOLE
Chaparral Steel Co                  COM              159423102      -349,020     -6,000 CALL    SOLE            N/A         SOLE
Charles Schwab Corp                 COM              808513105       207,053     11,321 SHRS    SOLE            N/A         SOLE
ChevronTexaco Corp                  COM              166764100       326,674      4,417 SHRS    SOLE            N/A         SOLE
Cintas Corp                         COM              172908105       590,018     16,344 SHRS    SOLE            N/A         SOLE
Cisco Systems                       COM              17275R102     5,517,569    216,121 SHRS    SOLE            N/A         SOLE
Citigroup                           COM              172967101       360,420      7,020 SHRS    SOLE            N/A         SOLE
Coca-Cola Co                        COM              191216100     5,384,607    112,179 SHRS    SOLE            N/A         SOLE
Commerce Bancorp Inc                COM              200519106     5,313,959    159,196 SHRS    SOLE            N/A         SOLE
Commercial Metals Co                COM              201723103     1,149,990     36,682 SHRS    SOLE            N/A         SOLE
ConocoPhillips                      COM              20825C104     6,189,981     90,563 SHRS    SOLE            N/A         SOLE
Costco Whsl Corp                    COM              22160K105     5,857,933    108,803 SHRS    SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R101     1,492,380     64,299 SHRS    SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R101      -362,076    -15,600 CALL    SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R101       208,890      9,000 PUT     SOLE            N/A         SOLE
Dollar General Stores               COM              256669102     5,127,526    242,436 SHRS    SOLE            N/A         SOLE
Durect Corp                         COM              266605104       622,502    149,640 SHRS    SOLE            N/A         SOLE
eBay Inc                            COM              278642103     4,880,012    147,210 SHRS    SOLE            N/A         SOLE
Encore Wire Corp                    COM              292562105       253,200     10,000 SHRS    SOLE            N/A         SOLE
Exxon Mobil Corp                    COM              30231G102     6,539,105     86,668 SHRS    SOLE            N/A         SOLE
Exxon Mobil Corp                    COM              30231G102      -482,880     -6,400 CALL    SOLE            N/A         SOLE
Fidelity Natl Finl Inc              COM              316326107     1,293,299     53,865 SHRS    SOLE            N/A         SOLE
Fidelity Natl Info Svcs Inc         COM              31620M106     1,074,826     23,643 SHRS    SOLE            N/A         SOLE
First Data Corporation              COM              319963104     2,854,347    106,110 SHRS    SOLE            N/A         SOLE
Gannett Co                          COM              364730101       574,890     10,213 SHRS    SOLE            N/A         SOLE
General Electric Corp               COM              369604103     1,951,553     55,191 SHRS    SOLE            N/A         SOLE
Genuine Parts Co                    COM              372460105       684,775     13,975 SHRS    SOLE            N/A         SOLE
Global Imaging Sys Inc              COM              37934A100       663,000     34,000 SHRS    SOLE            N/A         SOLE
Health Care Sector SPDR             COM              81369Y209     7,564,956    224,813 SHRS    SOLE            N/A         SOLE
Info Tech VIPERs                    COM              92204A702     3,413,886     65,175 SHRS    SOLE            N/A         SOLE
Intel Corp                          COM              458140100     2,126,009    111,135 SHRS    SOLE            N/A         SOLE
Intl Bancshares Corp                COM              459044103     2,604,255     87,774 SHRS    SOLE            N/A         SOLE
Intl Business Machines              COM              459200101     1,173,941     12,454 SHRS    SOLE            N/A         SOLE
Intl Business Machines              COM              459200101      -933,174     -9,900 CALL    SOLE            N/A         SOLE
Intl Business Machines              COM              459200101       329,910      3,500 PUT     SOLE            N/A         SOLE
Introgen Therapeutics Inc           COM              46119F107       125,600     31,089 SHRS    SOLE            N/A         SOLE
iShares InvesTop Corp Bond          COM              464287242       223,765      2,086 SHRS    SOLE            N/A         SOLE
iShares Lehman 7-10 Yr Treasury     COM              464287440       406,809      4,896 SHRS    SOLE            N/A         SOLE
iShares Russell 1000 Index          COM              464287622       279,486      3,610 SHRS    SOLE            N/A         SOLE
Ivanhoe Mines Ltd                   COM              46579N103       574,000     50,000 SHRS    SOLE            N/A         SOLE
Janus Capital Group Inc             COM              47102X105     5,904,619    282,383 SHRS    SOLE            N/A         SOLE
Johnson & Johnson                   COM              478160104     7,739,286    128,432 SHRS    SOLE            N/A         SOLE
LSB Bancshares Inc                  COM              502158108       240,681     16,485 SHRS    SOLE            N/A         SOLE
Mannatech Inc                       COM              563771104       200,750     12,500 SHRS    SOLE            N/A         SOLE
Markel Corp Hldg Co                 COM              570535104     6,718,289     13,857 SHRS    SOLE            N/A         SOLE
Medcom USA Inc                      COM              584062202         4,500     10,000 SHRS    SOLE            N/A         SOLE
Merrill Lynch & Co Inc              COM              590188108       615,956      7,542 SHRS    SOLE            N/A         SOLE
Microsoft Corp                      COM              594918104     7,323,474    262,773 SHRS    SOLE            N/A         SOLE
Motorola Inc                        COM              620076109       217,274     12,296 SHRS    SOLE            N/A         SOLE
NASDAQ 100 Trust Shares             COM              73935A104     6,668,796    153,200 SHRS    SOLE            N/A         SOLE
National City Corp                  COM              635405103     4,646,193    124,730 SHRS    SOLE            N/A         SOLE
Nuveen Insd Div Adv Fund            COM              67071L106       317,745     20,700 SHRS    SOLE            N/A         SOLE
Orthologic Corp                     COM              68750J107        15,600     10,000 SHRS    SOLE            N/A         SOLE
P P G Industries Inc                COM              693506107       562,480      8,000 SHRS    SOLE            N/A         SOLE
PACCAR Inc                          COM              693718108     5,095,002     69,414 SHRS    SOLE            N/A         SOLE
Palatin Technologies Inc            COM              696077304        18,500     10,000 SHRS    SOLE            N/A         SOLE
Palm Harbor Homes Inc               COM              696639103     3,667,154    255,729 SHRS    SOLE            N/A         SOLE
Pepsico                             COM              713448108       230,522      3,627 SHRS    SOLE            N/A         SOLE
Pfizer Incorporated                 COM              717081103       334,240     13,232 SHRS    SOLE            N/A         SOLE
Philadelphia Cons Hldg Corp         COM              717528103       201,254      4,575 SHRS    SOLE            N/A         SOLE
Pioneer Natural Res Co              COM              723787107     7,084,913    164,345 SHRS    SOLE            N/A         SOLE
Proctor & Gamble                    COM              742718109       225,603      3,572 SHRS    SOLE            N/A         SOLE
Questar Corporation                 COM              748356102       356,840      4,000 SHRS    SOLE            N/A         SOLE
Quicksilver Resources Inc           COM              74837R104     2,117,832     53,252 SHRS    SOLE            N/A         SOLE
Seagate Technology                  COM              G7945J104       368,140     15,800 SHRS    SOLE            N/A         SOLE
Seagate Technology                  COM              G7945J104      -368,140    -15,800 CALL    SOLE            N/A         SOLE
Sirius Satellite Radio              COM              82966U103       400,000    125,000 SHRS    SOLE            N/A         SOLE
Southwest Airlines                  COM              844741108       237,265     16,140 SHRS    SOLE            N/A         SOLE
Starbucks Corp                      COM              855244109       250,880      8,000 SHRS    SOLE            N/A         SOLE
Steak N Shake Company               COM              857873103     3,684,704    219,720 SHRS    SOLE            N/A         SOLE
Superior Industries Intl Inc        COM              868168105     3,333,425    160,030 SHRS    SOLE            N/A         SOLE
Sysco Corporation                   COM              871829107       565,502     16,716 SHRS    SOLE            N/A         SOLE
Texas Industries Inc                COM              882491103     1,110,442     14,702 SHRS    SOLE            N/A         SOLE
Texas Utilities Co                  COM              882848104       237,170      3,700 SHRS    SOLE            N/A         SOLE
Thermo Fisher Scientific Inc        COM              883556102     3,354,780     71,760 SHRS    SOLE            N/A         SOLE
Transocean Inc                      COM              G90078109       405,886      4,968 SHRS    SOLE            N/A         SOLE
Tyco Intl Ltd                       COM              902124106     3,595,665    113,967 SHRS    SOLE            N/A         SOLE
United Parcel Service B             COM              911312106       973,309     13,885 SHRS    SOLE            N/A         SOLE
United Parcel Service B             COM              911312106      -932,330    -13,300 CALL    SOLE            N/A         SOLE
United Parcel Service B             COM              911312106       932,330     13,300 PUT     SOLE            N/A         SOLE
Wachovia Corp New                   COM              929903102     9,505,992    172,679 SHRS    SOLE            N/A         SOLE
Wal-Mart Stores Inc                 COM              931142103     7,123,777    151,731 SHRS    SOLE            N/A         SOLE
Wal-Mart Stores Inc                 COM              931142103     9,235,065    196,700 CALL    SOLE            N/A         SOLE
Washington Mutual Inc               COM              939322103       220,031      5,449 SHRS    SOLE            N/A         SOLE
Washington Post Co                  COM              939640108     4,072,509      5,334 SHRS    SOLE            N/A         SOLE
Wells Fargo & Co                    COM              949746101       860,750     25,000 CALL    SOLE            N/A         SOLE
Wells Fargo & Co                    COM              949746101    12,934,180    375,666 SHRS    SOLE            N/A         SOLE
Western Union Company               COM              959802109     2,172,238     98,963 SHRS    SOLE            N/A         SOLE
Whirlpool Corp                      COM              963320106     3,689,727     43,455 SHRS    SOLE            N/A         SOLE
Wyeth                               COM              983024100       243,646      4,870 SHRS    SOLE            N/A         SOLE
XTO Energy Inc                      COM              98385X106     3,769,766     68,779 SHRS    SOLE            N/A         SOLE
XTO Energy Inc                      COM              98385X106    -1,479,870    -27,000 CALL    SOLE            N/A         SOLE
XTO Energy Inc                      COM              98385X106     2,515,779     45,900 PUT     SOLE            N/A         SOLE